Schedule of Income Tax Expense (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)
Income Tax Expense
Loss before income tax expense	$ (1,964,737)	$ (9,194,540)	$ (16,389,292)	$ (11,571,240)	$ 34,402,821
Tax at the statutory tax rate of 25% (2023/2022: 25%)			(4,097,323)	(2,892,810)	8,600,705
Fair value loss on investments			208,488
Impairment of Investment in Snow Lake Resources			1,921,936
Share-based payments			83,917	195,059	300,013
Share of profits(losses) - associates			493,899	1,563,690	(7,272)
Tax effect of expense not deductible in determining taxable profit (tax loss)			(1,389,083)	(1,134,061)	8,893,446
Current year temporary differences not recognized			1,389,083	1,134,061	(8,893,446)
Income tax expense
Unused tax losses for which no deferred tax asset has been recognized			41,434,748		19,808,028	$ 39,205,645	$ 39,205,645
Potential tax benefit @ 25%/21%			$ 10,127,636		$ 4,952,007	$ 9,624,883	$ 9,624,883